Intangible assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Intangible assets

11. Intangible assets

The changes in the carrying value of intangible assets for the year ended March 31, 2018 are as follows:

Gross carrying value	Customer contracts	Customer relationships	Intellectual Property and other rights	Trade names	Technology	Leasehold benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2017	$167,001	$121,922	$3,861	$653	$6,131	$1,835	$9,451	400	$25,586	$336,840
Additions	—	—	250	—	—	—	—	—	7,369	7,619
Translation adjustments	93	940	470	—	(6)	—	10	—	894	2,401

Balance as at March 31, 2018	$167,094	$122,862	$4,581	$653	$6,125	$1,835	$9,461	$400	$33,849	$346,860

Accumulated amortization
Balance as at April 1, 2017	$157,976	$62,175	$3,861	$80	$172	$1,835	$964	$—	$13,153	$240,216
Amortization	2,725	3,700	74	236	790	—	2,310	—	5,670	15,505
Translation adjustments	(62)	873	470	(1)	(4)	—	12	—	199	1,487

Balance as at March 31, 2018	$160,639	$66,748	$4,405	$315	$958	$1,835	$3,286	$—	$19,022	$257,208

Net carrying value as at March 31, 2018	$6,455	$56,114	$176	$338	$5,167	$—	$6,175	$400	$14,827	$89,652

The changes in the carrying value of intangible assets for the year ended March 31, 2019 are as follows:

Gross carrying value	Customer contracts	Customer relationships	Intellectual Property and other rights	Trade names	Technology	Leasehold benefits	Covenant not-to- compete	Service mark	Software	Total
Balance as at April 1, 2018	$167,094	$122,862	$4,581	$653	$6,125	$1,835	$9,461	400	$33,849	$346,860
Additions	—	—	—	—	—	—	—	—	7,556	7,556
Translation adjustments	(5,146)	(1,225)	(298)	(6)	(73)	—	(172)	—	(1,742)	(8,662)

Balance as at March 31, 2019	$161,948	$121,637	$4,283	$647	$6,052	$1,835	$9,289	$400	$39,663	$345,754

Accumulated amortization
Balance as at April 1, 2018	$160,639	$66,748	$4,405	$315	$958	$1,835	$3,286	$—	$19,022	$257,208
Amortization	2,675	3,671	125	192	776	—	2,240	—	6,104	15,783
Translation adjustments	(4,940)	(1,031)	(298)	(6)	(17)	—	(79)	—	(1,054)	(7,425)

Balance as at March 31, 2019	$158,374	$69,338	$4,232	$501	$1,717	$1,835	$5,447	$—	$24,072	$265,566

Net carrying value as at March 31, 2019	$3,574	$52,249	$51	$146	$4,335	$—	$3,842	$400	$15,591	$80,188

As at March 31, 2019, the estimated remaining weighted average amortization periods for definite lived intangible assets are as follows:

Balance life
(in months)
Customer contracts	19
Customer relationships	196
Covenant not-to-compete	21
Trade names	10
Technology	68
Intellectual property and other rights	5
Software	20

The estimated annual amortization expense based on remaining weighted average amortization periods for intangible assets and exchange rates, each as at March 31, 2019 are as follows:

	Amount
2020	$15,716
2021	12,078
2022	7,000
2023	5,649
2024	4,398
Thereafter	34,947

	$79,788	*

*	excludes service mark, as it has an indefinite useful life